SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2020
Lessee Disclosure [Abstract]
2023	$ 250,681
2024	242,579
2025	94,955
Total lease payments	588,215
Less: imputed interest	(30,831)
Total operating lease obligations	$ 557,384	$ 209,574	$ 200,000